Bretton Fund
		Schedule of Investments
		March 31, 2025 (Unaudited)
Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Cement, Hydraulic
19,600	Eagle Materials Inc.	$ 4,655,214	$ 4,349,828	4.03%

Finance Services
23,100	American Express Company	1,887,694	6,215,055	5.75%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,994,350
33,400	The Progressive Corporation	2,377,130	9,452,534
		3,493,690	13,446,884	12.45%

Hospital & Medical Service Plans
10,200	UnitedHealth Group Incorporated	3,553,947	5,342,250	4.94%

Laboratory Analytical Instruments
11,000	Revvity, Inc.	1,385,326	1,163,800	1.08%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	5,257,980
24,000	JPMorgan Chase & Co.	1,799,506	5,887,200
		4,483,238	11,145,180	10.31%

Operative Builders
170,500	Dream Finders Homes, Inc. - Class A *	4,071,715	3,846,480
690	NVR, Inc. *	2,103,937	4,998,629
		6,175,652	8,845,109	8.19%

Railroad, Line-Haul Operating
15,350	Union Pacific Corporation	1,243,056	3,626,284	3.36%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	7,625,560	7.06%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	4,434,313
47,000	The TJX Companies, Inc.	2,014,486	5,724,600
		3,816,128	10,158,913	9.40%

Services - Business Services, NEC
9,380	MasterCard Incorporated - Class A	849,356	5,141,366
17,800	Visa Inc. - Class A	2,417,400	6,238,188
		3,266,756	11,379,554	10.53%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C	2,082,582	8,905,110	8.24%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,865,227
9,300	S&P Global Inc.	2,655,628	4,725,330
		5,116,889	8,590,557	7.95%

Services - Prepackaged Software
12,800	Microsoft Corporation	2,010,817	4,804,992	4.45%

Total for Common Stocks		$ 44,587,148	$ 105,599,076	97.74%

Total Investments		$ 44,587,148	$ 105,599,076

Other Assets in Excess of Liabilities			$ 2,443,933	2.26%

Net Assets			$ 108,043,008	100.00%

* Non-Income Producing Securities.